Net defined benefit assets (liability) - Summary of Employee Defined Benefit Plan (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit asset (liability) [line items]
Fair value of plan assets	$ 42,488	$ 37,159
Employee benefits liability	(41,430)	(31,813)
Net defined benefit asset	1,058	5,346
Defined benefit obligation
Disclosure of net defined benefit asset (liability) [line items]
Employee benefits liability	(41,042)	(31,440)
Other employee benefits
Disclosure of net defined benefit asset (liability) [line items]
Employee benefits liability	$ (388)	$ (373)